EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	Year ended December 31
	2025	2024	2023
Net earnings attributable to the Organization's common shareholders (R$ thousand)	11,272,719	8,215,667	6,786,352
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	12,399,987	9,037,233	7,464,977
Weighted average number of common shares outstanding (thousands)	5,297,305	5,315,458	5,330,305
Weighted average number of preferred shares outstanding (thousands)	5,281,575	5,298,682	5,311,866
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	2.13	1.55	1.27
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	2.35	1.71	1.41